Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
9. COMMITMENTS AND CONTINGENCIES
Operating Leases
—In December 2017, the Company entered into a noncancelable operating lease for approximately 67,000 square feet of research and development, manufacturing and general office space in Bedford, Massachusetts. Prior to a subsequent amendment described below, the lease was set to expire in February 2027 with an option for an additional five-year term. Rent became due under the lease in two phases; rent on the first 46,000 square feet started in September 2018 and rent on the remaining 21,000 square feet started in March 2019. The initial annual base rent was $39.50 per square foot and increases by three
percent annually. The Company is obligated to pay, on a
pro-rata
basis, real estate taxes and operating costs related to the premises. The lease agreement allowed for a tenant improvement allowance not to exceed $10.9 million, which the Company received in full, to be applied to the total cost of tenant improvements to the leased premises. The unamortized balance of the tenant improvement allowance was included in deferred rent incentives and recorded as a reduction to operating right-of-use
asset upon adoption of the new leasing standards.
In November 2021, the Company entered into an amendment of its December 2017 lease agreement (the “Lease Amendment”) for its corporate headquarters in Bedford, Massachusetts. The Lease Amendment increases the space under lease by approximately 23,011 square feet (the “Expansion Premises”) and extended the expiration date of the existing premises under the lease from February 2027 to June 2030. The payment term with respect to the Expansion Premises commenced on May 1, 2022 and continues for a period of ten years and five months. The term of the Expansion Premises and the existing premises are not coterminous. Annual base rent for the existing premise under the Lease Amendment is approximately $4.7 million beginning on March 1, 2027, and increases by three
percent annually; annual base rent for the Expansion Premises is approximately $1.4 million per year and increases by three
percent annually. The Lease Amendment allows for tenant improvement allowances not to exceed $6.3 million in the aggregate. The Lease Amendment was accounted for as a lease modification and the right-of-use
asset and operating lease liability for the existing premises were remeasured at the modification date, which resulted in an increase of $10.9 million to both the right-of-use
asset
and operating
lease liabilities. In February 2022, the Company revised its assumption for when it expects to utilize the tenant improvement allowances. This change in assumption was accounted for as a lease modification and the right-of-use
asset and operating lease liability for the existing premises were remeasured at the modification date, which resulted in an increase of $0.2 million to both the right-of-use
asset and operating lease liabilities.
In March 2022, in accordance with its transaction with OXB (US) LLC, the Company assigned all of its right, title and interest in, to and under its corporate headquarters lease to OXB (US) LLC and entered into a sublease agreement whereby OXB (US) LLC subleased certain premises in its facility to Homology. The Company was not released from being the primary obligor under such lease as of September 30, 2023 and therefore the related right-of-use
asset and operating lease liability were not derecognized and remained on the Company’s balance sheet and the Company acted as sublessor to OXB (US) LLC for accounting purposes. See Note 5 for details. During the nine months ended September 30, 2023, the Company received
$
2.3

million in sublease payments from OXB (US) LLC, which is recorded as a reduction to lease cost. In October 2023, the Company was released from being primary obligor under the lease (see Note 14).
In September 2022
, the Company concluded that
100
%
of the tenant improvement allowances would be utilized by OXB (US) LLC. This change in assumption was accounted for as a lease modification and the right-of-use
asset and operating lease liability for the existing premises were remeasured at the modification date, which resulted in an increase of $
6.1

million to both the
right-of-use
asset and operating lease liabilities.
The following table summarizes operating lease costs and variable lease costs, as well as sublease income:

	Nine months ended September 30,
	2023	2022
	(in thousands)
Operating lease costs	$3,263	$2,826
Variable lease costs	1,551	1,698
Sublease income	(2,312)	(1,210)

Net lease cost	$2,502	$3,314

The maturities of the Company’s operating lease liabilities and minimum lease payments as of September 30, 2023 were as follows:

For the Years Ending December 31,	Amount (in thousands)
2023	1,134
2024	4,578
2025	4,715
2026	4,857
Thereafter	26,265

Total undiscounted lease payments	$41,549
Less: imputed interest	(13,211)

Present value of operating lease liabilities	$28,338

The following table summarizes the lease term and discount rate as of September 30, 2023:

September 30, 2023
Weighted-average remaining lease term (years)
Operating leases	7.5
Weighted-average discount rate
Operating leases	10.6%

The following table summarizes the supplemental cash flow information related to the Company’s operating lease:

	Nine months ended September 30,
	2023	2022
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities	$3,310	$2,226
Increase in lease liabilities and right-of-use assets due to lease remeasurements	$—	$6,262
Legal Proceedings
—On March 25, 2022, the Company and certain of its executives were named as defendants in a putative securities class action lawsuit filed in the United States District Court for the Central District of California;
Pizzuto v. Homology Medicines, Inc.
, No. 2:22–CV–01968 (C.D. Cal 2022). The complaint alleges that the Company failed to disclose certain information regarding efficacy and safety in connection with a Phase I/II
HMI-102
clinical trial, and seeks damages in an unspecified amount. The case is in its early stages. The Company believes the claims alleged lack merit and filed a motion to transfer venue (filed September 2, 2022) and a motion to dismiss (filed October 17, 2022). On April 18, 2023, the court granted the motion to transfer, finding that venue was not proper in the Central District of California and transferring the case to the District of Massachusetts. Following the transfer, the case number changed to
1:23-cv-10858-AK
(D. Mass.). On May 9, 2023, the Massachusetts court issued an order permitting the parties to submit updated briefs in connection with the motion to dismiss, which were submitted on June 8, 2023, July 13, 2023, and August 3, 2023. The motion to dismiss remains pending. As the outcome is not presently determinable, any loss is neither probable nor reasonably estimable.

9. COMMITMENTS AND CONTINGENCIES
Operating Leases
—In September 2016, the Company entered into a noncancelable operating lease beginning in November 2016 for office, laboratory and manufacturing space in Bedford, Massachusetts, that expired in October 2021, with an option for an additional three-year term that was not exercised. In 2018, the Company entered into a sublease agreement for the entire leased premises. The rent commencement date of the sublease was December 2018, and the sublease terminated on the scheduled termination date of the original lease. Under the terms of the sublease, the subtenant was obligated to pay the Company aggregate base rent of approximately $2.7 million over the term of the sublease, based on the same level of rent the Company was obligated to pay the landlord, in addition to a passthrough of operating expenses and real estate taxes charged by the landlord.
In December 2017, the Company entered into a noncancelable operating lease for approximately 67,000 square feet of research and development, manufacturing and general office space in Bedford, Massachusetts. Prior to a subsequent amendment described below, the lease was set to expire in February 2027 with an option for an additional five-year term. Rent became due under the lease in two phases; rent on the first 46,000 square feet started in September 2018 and rent on the remaining 21,000 square feet started in March 2019. The initial annual base rent was $39.50 per square foot and increases by three
percent
annually. The Company is obligated to pay, on a
pro-rata
basis, real estate taxes and operating costs related to the premises. The lease agreement entered into in December 2017 allowed for a tenant improvement allowance not to exceed $10.9 million, which the Company received in full, to be applied to the total cost of tenant improvements to the leased premises. The unamortized balance of the tenant improvement allowance was included in deferred rent incentives and has been recorded as a reduction to operating right-of-use
asset upon adoption of the new leasing standards.
In November 2021, the Company entered into an amendment of its December 2017 lease agreement (the “Lease Amendment”) for its corporate headquarters in Bedford, Massachusetts. The Lease Amendment increases the space under lease by approximately 23,011 square feet (the “Expansion Premises”) and extended the expiration date of the existing premises under the lease from February 2027 to June 2030. The payment term with respect to the Expansion Premises commences on the earlier of (i) the date of the Substantial Completion of the Tenant’s Work (as both terms are defined in the Lease Amendment), (ii) the Company’s occupancy of any portion of the Expansion Premises, and (iii) May 1, 2022, and continues for a period of ten years and five months. The term of the Expansion Premises and the existing premises are not coterminous. Annual base rent for the existing premise under the Lease Amendment is approximately $4.7 million beginning on March 1, 2027, and increases by three
percent annually; annual base rent for the Expansion Premises is approximately $1.4 million per year and increases by three
percent annually. The Lease Amendment allows for tenant improvement allowances not to exceed $6.3 million in the aggregate. The Lease Amendment was accounted for as a lease modification and the right-of-use
asset and operating lease liability for the existing premises were remeasured at the modification date, which resulted in an increase of $10.9 million to both the right-of-use
asset and operating lease liabilities. In February 2022, the Company revised its assumption for when it expects to utilize the tenant improvement allowances. This change in assumption was accounted for as a lease modification and the right-of-use
asset and operating lease liability for the existing premises were remeasured at the modification date, which resulted in an increase of $0.2 million to both the right-of-use
asset and operating lease liabilities.
In March 2022, in accordance with its transaction with OXB (US) LLC, the Company assigned all of its right, title and interest in, to and under its corporate headquarters lease to OXB (US) LLC and entered into a sublease agreement whereby OXB (US) LLC subleased certain premises in its facility to Homology. However, as the Company has not been released from being the primary obligor under such lease, the related right-of-use
asset and operating lease liability were not derecognized and remain on the Company’s balance sheet and the Company acts as sublessor to OXB (US) LLC for accounting purposes. See Note 6 for details. For the year ended December 31, 2022, the Company received
$
2.0
 million in sublease payments from OXB
(US) LLC
, which is recorded as a reduction to lease cost.
In September 2022, the Company concluded that
100
% of the tenant improvement allowances would be utilized by OXB
(US) LLC
. This change in assumption was accounted for as a lease modification and the right-of-use
asset and operating lease liability for the existing premises were remeasured at the modification date, which resulted in an increase of $
6.1
 million to both the
right-of-use
asset and operating lease liabilities.
The Company maintained letters of credit, secured by restricted cash, for security deposits totaling $2.0 million as of December 31, 2021 in conjunction with its leases. The Company had no security deposit or restricted cash as of December 31, 2022.
The following table summarizes operating lease costs and variable lease costs, as well as sublease income for the year ended December 31, 2022:

	Years ended December 31,
	2022	2021
	(in thousands)
Operating lease costs	$3,913	$2,592
Variable lease costs	2,142	2,127
Sublease income	(1,979)	(861)

Net lease cost	$4,076	$3,858

The maturities of our operating lease liabilities as of December 31, 2022 were as follows:

For the Years Ending December 31,	Amount (in thousands)
2023	4,444
2024	4,578
2025	4,715
2026	4,857
Thereafter	26,266

Total undiscounted lease payments	$44,860
Less: imputed interest	(15,383)

Present value of operating lease liabilities	$29,477

The following table summarizes the lease term and discount rate as of December 31, 2022:

As of December 31, 2022
Weighted-average remaining lease term (years)
Operating leases	8.2
Weighted-average discount rate
Operating leases	10.6%
The following table summarizes the supplemental cash flow information related to the Company’s operating leases for the year ended December 31, 2022.

	Years ended December 31,
	2022	2021
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities	$3,326	$3,810
Increase in lease liabilities and right-of-use assets due to lease remeasurement	$6,262	$10,901
Legal Proceedings
—On March 25, 2022, the Company and certain of its executives were named as defendants in a putative securities class action lawsuit filed in the United States District Court for the Central District of California; Pizzuto v. Homology Medicines, Inc., No. 2:22–CV–01968 (C.D. Cal 2022). The complaint alleges that the Company failed to disclose certain information regarding efficacy and safety in connection with a Phase I/II
HMI-102
clinical trial, and seeks damages in an unspecified amount. The case is in its early stages. The Company believes the claims alleged lack merit and has filed a motion to transfer venue (filed September 2, 2022) and a motion to dismiss (filed October 17, 2022). Both of these motions remain pending. As the outcome is not presently determinable, any loss is neither probable nor reasonably estimable.